UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22737

Teal Leaf Management Investment Trust

(Exact name of registrant as specified in charter)

370 Lexington Avenue, Suite 201

New York, NY 10017

(Address of principal executive offices)

       (Zip code)

CT Corporation System

Corporation Trust Center

13 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-871-5700

Date of fiscal year end: January 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tealeaf Long/Short Deep Value Fund Class A

AFFYMETRIX, INC.

Ticker Symbol:AFFX	Cusip Number:00826T-108
Record Date: 3/23/2015	Meeting Date: 5/13/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JAMI DOVER NACHTSHEIM	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: FRANK WITNEY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: NELSON C. CHAN	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: GARY S. GUTHART	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: MERILEE RAINES	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: ROBERT H. TRICE	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO OUR AMENDED AND RESTATED 2000 EQUITY INCENTIVE PLAN, INCLUDING AN INCREASE IN THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE PLAN BY 2,400,000 SHARES.	For	Issuer	For	With
4	TO APPROVE, BY AN ADVISORY VOTE, THE COMPENSATION OF AFFYMETRIX'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN OUR PROXY STATEMENT FOR THE 2015 ANNUAL MEETING OF STOCKHOLDERS.	For	Issuer	For	With

CUTERA, INC.

Ticker Symbol:CUTR	Cusip Number:232109-108
Record Date: 4/20/2015	Meeting Date: 6/17/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) DAVID B. APFELBERG 2) TIMOTHY J. O'SHEA	For	Issuer	For	With
2	RATIFICATION OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	APPROVAL OF OUR AMENDED AND RESTATED 2004 EQUITY INCENTIVE PLAN.	For	Issuer	For	With
4	NON-BINDING ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

DOT HILL SYSTEMS CORP.

Ticker Symbol:HILL	Cusip Number:25848T-109
Record Date: 3/6/2015	Meeting Date: 5/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) R.M. SHERWOOD, III 2) DEBRA E. TIBEY	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE TOTAL AUTHORIZED SHARES OF COMMON STOCK, PAR VALUE $0.001 PER SHARE, OF THE COMPANY FROM 100,000,000 TO 200,000,000.	For	Issuer	For	With
3	RESOLVED, THAT THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO ITEM 402 OF REGULATION S-K, INCLUDING THE COMPENSATION DISCUSSION AND ANALYSIS, COMPENSATION TABLES AND NARRATIVE DISCUSSION, IS HEREBY APPROVED.	For	Issuer	For	With
4	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With

ELBIT SYSTEMS LTD.

Ticker Symbol:ESLT	Cusip Number:M3760D101
Record Date: 3/2/2015	Meeting Date: 3/31/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	reapproval of granting of indemnifications letters ro mr. m federmann and mr. d. federmann	For	Issuer	For	With

FORMFACTOR, INC.

Ticker Symbol:FORM	Cusip Number: 346375-108
Record Date: 3/9/2015	Meeting Date: 5/1/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) RICHARD DELATEUR 2) EDWARD ROGAS, JR.	For	Issuer	For	With
2	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2012 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE PLAN BY 4,500,000 SHARES AND TO PROHIBIT THE CASHING OUT OF STOCK APPRECIATION RIGHTS.	For	Issuer	For	With
4	RATIFICATION OF THE SELECTION OF KPMG LLP AS FORMFACTOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.	For	Issuer	For	With

FREIGHTCAR AMERICA INC

Ticker Symbol:RAIL	Cusip Number:357023-100
Record Date: 3/20/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JAMES D. CIRAR 2) MALCOLM F. MOORE 3) S. CARL SODERSTROM, JR.	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	For	Issuer	For	With

GEOSPACE TECHNOLOGIES CORPORATION

Ticker Symbol:GEOS	Cusip Number:37364X-109
Record Date: 12/15/2015	Meeting Date: 2/12/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) TINA M. LANGTRY 2) MICHAEL J. SHEEN 3) CHARLES H. STILL	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF BDO USA, LLP, INDEPENDENT PUBLIC ACCOUNTANTS, AS THE COMPANY'S AUDITORS FOR THE YEAR ENDING SEPTEMBER 30, 2015.	For	Issuer	For	With
3	TO APPROVE THE FOLLOWING NON-BINDING, ADVISORY RESOLUTION: "RESOLVED, THAT THE STOCKHOLDERS APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE COMPANY'S 2015 PROXY STATEMENT PURSUANT TO THE DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION (WHICH DISCLOSURE INCLUDES ... (DUE TO SPACE IMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)	For	Issuer	For	With
4	LTO APPROVE THE REINCORPORATION OF THE COMPANY FROM THE STATE OF DELAWARE TO THE STATE OF TEXAS.	For	Issuer	For	With

GRANITE CONSTRUCTION INCORPORATED

Ticker Symbol:GVA	Cusip Number:387328-107
Record Date: 4/10/2015	Meeting Date: 6/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DAVID H. KELSEY	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JAMES W. BRADFORD, JR	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO ACT UPON A PROPOSAL TO APPROVE THE GRANITE CONSTRUCTION INCORPORATED ANNUAL INCENTIVE PLAN.	For	Issuer	For	With
4	TO ACT UPON A PROPOSAL TO APPROVE THE GRANITE CONSTRUCTION INCORPORATED LONG TERM INCENTIVE PLAN.	For	Issuer	For	With
5	TO RATIFY THE APPOINTMENT BY THE AUDIT/COMPLIANCE COMMITTEE OF PRICEWATERHOUSECOOPERS LLP AS GRANITE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With

GREATBATCH, INC.

Ticker Symbol:GB	Cusip Number:39153L-106
Record Date: 4/1/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) PAMELA G. BAILEY 2) ANTHONY P. BIHL III 3) JOSEPH W. DZIEDZIC 4) THOMAS J. HOOK 5) DR. JOSEPH A. MILLER JR 6) BILL R. SANFORD 7) PETER H. SODERBERG 8) WILLIAM B. SUMMERS, JR.	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR GREATBATCH, INC. FOR FISCAL YEAR 2015.	For	Issuer	For	With
3	APPROVE BY NON-BINDING ADVISORY VOTE THE COMPENSATION OF GREATBATCH, INC.'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

MERIT MEDICAL SYSTEMS, INC.

Ticker Symbol:MMSI	Cusip Number:589889-104
Record Date: 3/23/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) FRED P. LAMPROPOULOS 2) FRANKLIN J. MILLER, M.D 3) A. SCOTT ANDERSON	For	Issuer	For	With
2	PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	PROPOSAL TO APPROVE AN AMENDMENT TO THE MERIT MEDICAL SYSTEMS, INC. 2006 LONG-TERM INCENTIVE PLAN FOR THE PURPOSES OF INCREASING THE NUMBER OF SHARES OF COMMON STOCK OF THE COMPANY AUTHORIZED FOR THE GRANT OF AWARDS AND EXTENDING THE TERM OF THAT PLAN.	For	Issuer	For	With
4	PROPOSAL TO APPROVE AN AMENDMENT TO THE MERIT MEDICAL SYSTEMS, INC. 1996 EMPLOYEE STOCK PURCHASE PLAN FOR THE PURPOSE OF EXTENDING THE TERM OF THAT PLAN.	For	Issuer	For	With
5	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
6	SHAREHOLDER PROPOSAL TO REQUEST THAT THE BOARD AMEND THE COMPANY'S CHARTER DOCUMENTS TO REQUIRE A MAJORITY VOTE IN UNCONTESTED ELECTIONS OF DIRECTORS OF THE COMPANY.	For	Issuer	For	With

NEOPHOTONICS CORPORATION

Ticker Symbol:NPTN	Cusip Number:64051T-100
Record Date: 5/30/2014	Meeting Date: 7/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) TIMOTHY S. JENKS 2) DMITRY AKHANOV	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION BY OUR AUDIT COMMITTEE OF DELOITTE TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	For	Issuer	For	With
3	AN ADVISORY VOTE REGARDING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

PATTERSON-UTI ENERGY, INC.

Ticker Symbol:PTEN	Cusip Number:703481-101
Record Date: 4/7/2015	Meeting Date: 6/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MARK S. SIEGEL 2) KENNETH N. BERNS 3) CHARLES O. BUCKNER 4) MICHAEL W. CONLON 5) CURTIS W. HUFF 6) TERRY H. HUNT 7) TIFFANY J. THOM	For	Issuer	For	With
2	APPROVAL OF AN ADVISORY RESOLUTION ON PATTERSON-UTI'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF PATTERSON-UTI FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With

SIGMA DESIGNS, INC.

Ticker Symbol:SIGM	Cusip Number:826565-103
Record Date: 6/3/2014	Meeting Date: 7/30/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MARK BONNEY 2) TOR BRAHAM 3) J. MICHAEL DODSON 4) MARTIN MANNICHE 5) PETE THOMPSON 6) THINH Q. TRAN	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ARMANINO LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF SIGMA DESIGNS, INC. FOR FISCAL YEAR 2015.	For	Issuer	For	With
3	PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING) RESOLUTION RELATING TO EXECUTIVE COMPENSATION.	For	Issuer	For	With

SPEED COMMERCE, INC.

Ticker Symbol:SPDC	Cusip Number:84764T-106
Record Date: 9/2/2014	Meeting Date: 10/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) STEPHEN DUCHELLE 2) A. CONSTANTINOPLE 3) FREDERICK GREEN 4) SCOTT GUILFOYLE	For	Issuer	For	With
2	APPROVING THE SPEED COMMERCE, INC. STOCK INCENTIVE 2014 PLAN.	For	Issuer	For	With
3	RATIFYING THE APPOINTMENT OF GRANT THORNTON LLP.	For	Issuer	For	With
4	APPROVING, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED OFFICERS FOR FY2013 AS DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT ("SAY ON PAY").	For	Issuer	For	With

STMICROELECTRONICS N.V

Ticker Symbol:STM	Cusip Number:861012-102
Record Date: 3/19/2015	Meeting Date: 5/20/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	AUTHORIZATION TO OUR MANAGING BOARD, FOR EIGHTEEN MONTHS FOLLOWING THE AGM, TO REPURCHASE OUR SHARES, SUBJECT TO THE APPROVAL OF OUR SUPERVISORY BOARD	For	Issuer	For	With
4b	ADOPTION OF OUR STATUTORY ANNUAL ACCOUNTS FOR OUR 2014 FINANCIAL YEAR	For	Issuer	For	With
4d	ADOPTION OF A DIVIDEND	For	Issuer	For	With
4e	DISCHARGE OF THE SOLE MEMBER OF OUR MANAGING BOARD	For	Issuer	For	With
4f	DISCHARGE OF THE MEMBERS OF OUR SUPERVISORY BOARD	For	Issuer	For	With
5	APPROVAL OF THE STOCK-BASED PORTION OF THE COMPENSATION OF OUR PRESIDENT AND CEO	For	Issuer	For	With
6	APPOINTMENT OF MR. NICOLAS DUFOURCQ AS MEMBER OF OUR SUPERVISORY BOARD	For	Issuer	For	With
7	RE-APPOINTMENT OF MS. MARTINE VERLUYTEN AS MEMBER OF OUR SUPERVISORY BOARD	For	Issuer	For	With
8	APPOINTMENT OF EY AS EXTERNAL AUDITOR FOR THE 2016, 2017, 2018 AND 2019 FINANCIAL YEARS	For	Issuer	For	With
9	DELEGATION TO OUR SUPERVISORY BOARD OF THE AUTHORITY TO ISSUE NEW SHARES, TO GRANT RIGHTS TO SUBSCRIBE FOR SHARES AND TO LIMIT AND/OR EXCLUDE EXISTING SHAREHOLDERS' PRE-EMPTIVE RIGHTS FOR A PERIOD OF EIGHTEEN MONTHS	For	Issuer	For	With

SYKES ENTERPRISES, INCORPORATED

Ticker Symbol:SYKE	Cusip Number:871237-103
Record Date: 3/20/2015	Meeting Date: 5/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: CHARLES E. SYKES	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: WILLIAM J. MEURER	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JAMES K. MURRAY, JR.	For	Issuer	For	With
2	NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS OF THE COMPANY.	For	Issuer	For	With

UNITED STATES STEEL CORPORATION

Ticker Symbol:X	Cusip Number:912909-108
Record Date: 2/27/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	ELECTION OF DIRECTOR: PATRICIA DIAZ DENNIS	For	Issuer	For	With
1b	ELECTION OF DIRECTOR: MARIO LONGHI	For	Issuer	For	With
1c	ELECTION OF DIRECTOR: ROBERT J. STEVENS	For	Issuer	For	With
1d	ELECTION OF DIRECTOR: DAVID S. SUTHERLAND	For	Issuer	For	With
2	APPROVAL, IN A NON-BINDING ADVISORY VOTE, OF THE COMPENSATION OF CERTAIN EXECUTIVE OFFICERS	For	Issuer	For	With
3	RE-APPROVAL OF ANNUAL INCENTIVE COMPENSATION PLAN	For	Issuer	For	With
4	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

VITESSE SEMICONDUCTOR CORPORATION

Ticker Symbol:VTSS	Cusip Number:928497-304
Record Date: 1/7/2015	Meeting Date: 2/26/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MATTHEW B. FREY 2) CHRISTOPHER R. GARDNER 3) STEVEN P. HANSON 4) JAMES H. HUGAR 5) SCOT B. JARVIS 6) WILLIAM C. MARTIN 7) EDWARD ROGAS, JR. 8) KENNETH H. TRAUB	For	Issuer	For	With
2	TO APPROVE THE VITESSE SEMICONDUCTOR CORPORATION 2015 INCENTIVE PLAN.	For	Issuer	For	With
3	TO APPROVE BY ADVISORY VOTE THE COMPENSATION OF THE COMPANY'S EXECUTIVES.	For	Issuer	For	With
4	TO HOLD AN ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	TO RATIFY THE SELECTION OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2015.	For	Issuer	For	With

XCERRA CORPORATION

Ticker Symbol:XCRA	Cusip Number:98400J-108
Record Date: 10/15/2014	Meeting Date: 12/18/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) BRUCE R. WRIGHT 2) DAVID G. TACELLI	For	Issuer	For	With
2	TO APPROVE, IN A NON-BINDING, ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE COMPANY'S PROXY STATEMENT, INCLUDING THE DISCLOSURES UNDER THE HEADING "COMPENSATION DISCUSSION AND ANALYSIS," THE COMPENSATION TABLES, AND ANY RELATED MATERIALS INCLUDED IN THE PROXY STATEMENT.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING JULY 31, 2015.	For	Issuer	For	With
4	TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED ARTICLES OF ORGANIZATION AND BY-LAWS, AS AMENDED TO DATE, TO IMPLEMENT MAJORITY VOTING FOR UNCONTESTED DIRECTOR ELECTIONS.	For	Issuer	For	With

XEROX CORPORATION

Ticker Symbol:XRX	Cusip Number:984121-103
Record Date: 3/23/2015	Meeting Date: 5/20/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: URSULA M. BURNS	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: RICHARD J. HARRINGTON	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: WILLIAM CURT HUNTER	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: ROBERT J. KEEGAN	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: CHARLES PRINCE	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: ANN N. REESE	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: STEPHEN H. RUSCKOWSKI	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: SARA MARTINEZ TUCKER	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE 2014 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

* Adam M. Hutt

President and Principal Executive Officer

By /s/David Hanover

* David Hanover

Treasurer and Principal Financial Officer

Date: August 4, 2015

*Print the name and title of each signing officer under his or her signature.